Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of valuation allowance [Abstract]
Beginning balance	$ 693,120	$ 661,979	$ 151,771
Additions	8,788	31,141	524,215
Decrease	(2,214)		(14,007)
Ending balance	$ 699,694	$ 693,120	$ 661,979